Employee Cost - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	2 Months Ended	12 Months Ended
	May 24, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Defined benefit pension plan amendment cost/(credit)		$ 181.9	₨ 14,950.7		₨ (848.1)
Contribution to defined contribution plans			13,583.6	₨ 12,114.9	15,090.5
Actual return on the schemes' assets		$ 39,885.6		3,223,602.7	3,342,794.4	₨ 3,277,392.0
Funding obligations			₨ 49,501.1	₨ 145,357.0
Notes issued						77,453.3
Percentage of annual cost of providing the pension benefits would not exceed salary.		15.00%	15.00%
Employer contributions rate		15.00%	15.00%
Employer contributions			₨ 150,000.0
Employee contributions rate		12.00%	12.00%
Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Impact on defined benefit obligation, due to decrease in assumption						₨ 103.7
Change in assumption, decrease		1.00%				1.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of monthly pension benefits after retirement		0.75%	0.75%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of monthly pension benefits after retirement		2.00%	2.00%
Pension and post retirement medical plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average duration of defined benefit obligation		10 years 3 months 18 days	10 years 3 months 18 days	11 years 8 months 8 days
Expected contributions to funded plans in Fiscal 2021			₨ 891.8
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average duration of defined benefit obligation		11 years 6 months 25 days	11 years 6 months 25 days	11 years 8 months 1 day
Expected contributions to funded plans in Fiscal 2021			₨ 58.5
Jaguar Pension Plan [Member] | Equalisation Of Guartanteed Minimum Pension Between May Nineteen Ninety And April Nineteen Ninety Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Defined benefit pension plan amendment cost/(credit)					916.3
Jaguar Pension Plan [Member] | Benefit Improvements To Certain Improvements As Part Of The Restructuring Programme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Defined benefit pension plan amendment cost/(credit)					₨ 712.7
Jaguar Pension Plan [Member] | Change In Indexation For Some Benefits [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 14,950.7
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		101.00%		111.00%		101.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		115.00%		117.00%		115.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		103.00%		101.00%		103.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		118.00%		112.00%		118.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		105.00%		107.00%		105.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		117.00%		111.00%		117.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		100.00%		101.00%		100.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		116.00%		109.00%		116.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor				93.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor				97.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor				94.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		91.00%				91.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor		96.00%				96.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mortality assumptions scaling factor				84.00%
Jaguar Land Rover Pension plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average duration of defined benefit obligation		14 years 6 months	14 years 6 months	17 years 6 months
Allowance for long term improvements, per annum		1.25%	1.25%	1.25%	1.25%
Contribution rate for defined benefit accrual		24.00%	24.00%
Expected net periodic pension cost			₨ 3,760.9
Defined benefit pension plan amendment cost/(credit)		$ 181.9	₨ 14,950.7	₨ (2.0)	₨ (1,559.8)
Actual return on the schemes' assets				₨ 796.8		₨ 190,835.4
Jaguar Land Rover Pension plan [member] | Reduction In The Rate Of Contribution [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contribution rate for defined benefit accrual	10.00%
Jaguar Land Rover Pension plan [member] | Smoothing Parameter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allowance for long term improvements, per annum		7.50%	7.50%
Jaguar Land Rover Pension plan [member] | Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected net periodic pension cost			₨ 3,049.3
Defined Benefit Provident Fund Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average duration of defined benefit obligation		19 years	19 years	13 years 6 months
Impact on defined benefit obligation, due to decrease in assumption						₨ 125.5
Employee Stock Options [member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted | ₨ / shares			₨ 338
Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted | ₨ / shares			₨ 345
Description Of options granted exercisable For Share based Payment Arrangement		1 year	1 year
Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period		3 years	3 years
Number of Shares vest per option		0.5	0.5
Employee Stock Options [member] | Equity Settled Share Option Plan [Member] | Tata Motors Limited Employees Stock Option Scheme 2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period		5 years	5 years
Number of Shares vest per option		1.5	1.5
ESO And PSU [Member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period		3 years	3 years
Description Of options granted exercisable For Share based Payment Arrangement		1 year	1 year
ESO And PSU [Member] | Share-based Long Term Incentive Scheme 2021 | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares vest per option		0.5	0.5
ESO And PSU [Member] | Share-based Long Term Incentive Scheme 2021 | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares vest per option		1.2	1.2
PSU [Member] | Share-based Long Term Incentive Scheme 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price of options granted | ₨ / shares			₨ 2